SCHEDULE OF FUTURE MINIMUM PAYMENTS (Details)	Nov. 30, 2023 USD ($)
Bank And Other Borrowings
2024	$ 66,926,565
2025	10,024,958
2026	928,270
2027	910,055
2028	973,990
Thereafter	7,065,375
Total	$ 86,829,213